Income Taxes (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Current Tax
Canada	8	(35)	12	(93)
United States	3	-	5	4
Total Current Tax Expense (Recovery)	11	(35)	17	(89)
Deferred Tax Expense (Recovery)	(877)	55	(836)	(49)
Tax Expense (Recovery) From Continuing Operations	(866)	20	(819)	(138)

Reconciliation of Income Taxes Calculated at Statutory Rate

The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

	Six Months Ended
For the periods ended June 30,	2019	2018
Earnings (Loss) From Continuing Operations Before Income Tax	1,075	(1,462)
Canadian Statutory Rate	26.5%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	285	(395)
Effect on Taxes Resulting From:
Foreign Tax Rate Differential	(30)	(23)
Non-Taxable Capital (Gains) Losses	(52)	131
Non-Recognition of Capital (Gains) Losses	(52)	131
Reduction of Alberta Corporate Tax Rate	(658)	-
Recognition of U.S. Tax Basis	(387)	(1)
Other	75	19
Total Tax Expense (Recovery) From Continuing Operations	(819)	(138)
Effective Tax Rate	(76.2)%	9.4%